Quarterly Consolidated Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Consolidated Financial Data [Abstract]
Schedule Of Quarterly Consolidated Financial Data

	Quarter ended
(in millions, except per share amounts)	December 31	September 30	June 30	March 31
2012
PG&E CORPORATION
Operating revenues	$3,830	$3,976	$3,593	$3,641
Operating income	125	614	467	487
Net income (loss)	(9)	364	239	236
Income (loss) available for common shareholders	(13)	361	235	233
Net earnings (loss) per common share, basic	(0.03)	0.84	0.56	0.56
Net earnings (loss) per common share, diluted	(0.03)	0.84	0.55	0.56
Common stock price per share:
High	43.48	46.51	45.20	43.72
Low	39.71	42.41	42.04	40.16
UTILITY
Operating revenues	$3,829	$3,974	$3,592	$3,640
Operating income	127	613	467	488
Net income	13	340	227	231
Income available for common stock	9	337	223	228

2011
PG&E CORPORATION
Operating revenues	$3,815	$3,860	$3,684	$3,597
Operating income	358	408	692	484
Net income	87	203	366	202
Income available for common shareholders	83	200	362	199
Net earnings per common share, basic	0.20	0.50	0.91	0.50
Net earnings per common share, diluted	0.20	0.50	0.91	0.50
Common stock price per share:
High	43.24	43.32	46.52	47.60
Low	36.86	39.21	41.39	42.47
UTILITY
Operating revenues	$3,813	$3,859	$3,683	$3,596
Operating income	359	402	699	484
Net income	89	196	359	201
Income available for common stock	85	193	355	198